Notes to Unaudited Pro Forma Consolidated Statement of Income - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Share-based compensation	$ 22.8	$ 22.8
Pro Forma [Member] | HMH Holding Inc. [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Share-based compensation			$ 21.2
Interest expense			10.9
Baker Hughes Holdings LLC [Member] | Pro Forma [Member] | HMH Holding Inc. [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Stockholders' equity note, subscriptions receivable			3.5
Akastor AS [Member] | Pro Forma [Member] | HMH Holding Inc. [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Stockholders' equity note, subscriptions receivable			3.5
Minimum [Member] | Pro Forma [Member] | HMH Holding Inc. [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Interest income			$ 0.7